Stockholders' Deficit	12 Months Ended
Dec. 31, 2021
ECP Environmental Growth Opportunities Corp [Member]
Stockholders' Deficit
Note 7—Stockholders’ Deficit
Preferred
Stock
—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At December 31, 2021, and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class
 A Common Stock
—The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. At December 31, 2021, there were 34,500,000 shares of Class A common stock issued and outstanding subject to possible redemption. At December 31, 2020, there were no shares of Class A common stock issued and outstanding subject to possible redemption.
Class
 B Common Stock
—The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. On December 23, 2020, the Company effected a
6-for-5
reverse stock split with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 7,187,500 Founder Shares. On January 26, 2021, the Company effectuated a
5-for-6
split of the Founder Shares, resulting in an aggregate outstanding amount of 8,625,000 Founder Shares. On December 31, 2021, 8,625,000 shares of Class B common stock were issued and outstanding. All share and per-share
amounts have been restated to reflect the stock split, as reflected in the Company’s audited
consolidated financial statements as of December 31, 2020.
Only holders of Class B common stock will have the right to vote on the election of directors and to remove directors prior to the initial Business Combination, and such rights may only be amended by a resolution passed by the holders of a majority of Class B common stock. On all other matters submitted to a vote of the Company’s stockholders, holders of the Class B common stock and holders of the Class A common stock will vote together as a single class, with each share of common stock entitling the holder to one vote, except as required by law or the applicable rules of the NASDAQ Capital Market (“NASDAQ”), then in effect. For so long as shares of Class B common stock remain outstanding, the Company may not amend, alter, or repeal any provision of its amended and restated certificate of incorporation in any manner that would alter or change the powers, preferences, or relative participating, optional or other special rights of the Class B common stock without the prior written consent of the holders of a majority of the shares of Class B common stock then outstanding.

The shares
of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial Business Combination on a one-for-one
basis, subject to increase in respect of the issuance of certain securities. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amount issued in this offering and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will
equal, in the aggregate, on an
as-converted
basis, 20% of the aggregate number of all shares of common stock outstanding upon the completion of this offering, plus the aggregate number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination, any shares or equity-linked securities issued (or to be issued), and any private placement warrants issued.